LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF NET LEASE COST AND OTHER SUPPLEMENTAL LEASE INFORMATION

The following table presents net lease cost and other supplemental lease information:

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Lease cost
Operating lease cost (cost resulting from lease payments)	$79,186	$76,874
Net lease cost	$79,186	$76,874

Operating lease – operating cash flows (fixed payments)	$79,186	$76,874
Operating lease – operating cash flows (liability reduction)	$49,085	$41,457
Non-current leases – right of use assets	$415,827	$531,872
Current liabilities – operating lease liabilities	$109,856	$93,093
Non-current liabilities – operating lease liabilities	$362,949	$472,805

The following table presents net lease cost and other supplemental lease information:

Year Ended December 31, 2020
Lease cost
Operating lease cost (cost resulting from lease payments)	$153,748
Short term lease cost	-
Sublease income	-
Net lease cost	$153,748

Operating lease – operating cash flows (fixed payments)	$153,748
Operating lease – operating cash flows (liability reduction)	$85,465
Non-current leases – right of use assets	$473,849
Current liabilities – operating lease liabilities	$158,371
Non-current liabilities – operating lease liabilities	$363,519

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELABLE LEASES FOR OPERATING LEASES

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the six months ended June 30, 2021:

Fiscal Year	Operating Leases
2021 (excluding the six months ended June 30, 2021)	$79,186
2022	163,132
2023	168,028
2024	173,060
Total future minimum lease payments	583,406
Amount representing interest	(110,601)
Present value of net future minimum lease payments	$472,805

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the year ended December 31, 2020:

Fiscal Year	Operating Leases
2021	$158,371
2022	163,132
2023	168,028
2024	173,060
Total future minimum lease payments	662,591
Amount representing interest	(140,701)
Present value of net future minimum lease payments	$521,890